Fees Summary	Jan. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,650,000.00
Previously Paid Amount	0.00
Total Fee Amount	711.92
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 711.92
Narrative - Max Aggregate Offering Price	$ 4,650,000.00
Final Prospectus	true